Discontinued Operations (Narrative) (Detail) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Nov. 30, 2011 Fifth Annual Contingent Payment [Member]	Dec. 31, 2010 Fifth Annual Contingent Payment [Member]	Feb. 28, 2005 Savage River [Member]	Dec. 31, 2012 Savage River [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of Savage River Project	$ 13,000,000		$ 22,100,000	$ 21,500,000	$ 157,400,000
Estimated amount of fifth annual contingent payment			28,500,000
Out-of-court settlement		$ 13,000,000